Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Schedule II - Valuation and Qualifying Accounts
Schedule II - Valuation and Qualifying Accounts

Select Medical Corporation

Schedule II—Valuation and Qualifying Accounts

Description	Balance at Beginning of Year	Charged to Cost and Expenses	Acquisitions(A)	Deductions(B)	Balance at End of Year
	(In thousands)
Allowance for Doubtful Accounts
Year ended December 31, 2012	$47,469	$39,055	$—	$(44,670)	$41,854
Year ended December 31, 2011	$44,416	$51,347	$108	$(48,402)	$47,469
Year ended December 31, 2010	$43,357	$41,147	$7,448	$(47,536)	$44,416
Income Tax Valuation Allowance
Year ended December 31, 2012	$15,733	$(2,392)	$—	$—	$13,341
Year ended December 31, 2011	$16,622	$(889)	$—	$—	$15,733
Year ended December 31, 2010	$22,372	$(5,750)	$—	$—	$16,622
(A)
Represents opening balance sheet reserves resulting from purchase accounting entries.

(B)
Allowance for doubtful accounts deductions represent write-offs against the reserve for 2010, 2011 and 2012.